S000088815 [Member] Investment Objectives and Goals - Nuveen AA-BBB CLO ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen AA-BBB CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return, primarily through current income.